GOODWILL (Details) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Goodwill
Total goodwill	$ 251,908	$ 252,052
Argentina
Goodwill
Total goodwill	250,641	250,641
Abroad business
Goodwill
Total goodwill	$ 1,267	$ 1,411